Investments (Tables)	12 Months Ended
Dec. 31, 2025
Interests in Other Entities [Abstract]
Disclosure of Significant Investments
The following are the Company's significant subsidiaries as of December 31, 2025.

	Activity	Country of incorporation	Country of tax residence	Class of shares held	Ownership
Nomad Foods Europe Holdings Limited	Holding	England	United Kingdom	Ordinary	100%
Nomad Foods Europe Holdco Limited	Holding	England	United Kingdom	Ordinary	100%
Nomad Foods Europe Finco Limited	Holding	England	United Kingdom	Ordinary	100%
Nomad Foods Europe Midco Limited	Holding/ Finance	England	United Kingdom	Ordinary	100%
Nomad Foods Bondco Plc	Finance	England	United Kingdom	Ordinary	100%
Nomad Foods Lux S.à.r.l.	Finance	Luxembourg	Luxembourg	Ordinary	100%
Nomad Foods Europe Limited	Management	England	United Kingdom	Ordinary	100%
Birds Eye Limited	Trading	England	United Kingdom	Ordinary	100%
Nomad Foods Europe Finance Limited	Trading	England	United Kingdom	Ordinary	100%
Birds Eye Ireland Limited	Trading	Republic of Ireland	Republic of Ireland	Ordinary	100%
Iglo Holding GmbH	Holding	Germany	Germany	Ordinary	100%
Iglo Nederland B.V.	Trading	Netherlands	Netherlands	Ordinary	100%
Iglo Belgium S.A.	Trading	Belgium	Belgium	Ordinary	100%
Iglo Portugal	Trading	Portugal	Portugal	Ordinary	100%
Iglo Austria Holdings GmbH	Holding	Austria	Austria	Ordinary	100%
C.S.I. Compagnia Surgelati Italiana S.R.L	Trading	Italy	Italy	Ordinary	100%
Findus Sverige Holdings AB	Holding	Sweden	Sweden	Ordinary	100%
Iglo GmbH	Trading	Germany	Germany	Ordinary	100%
Frozen Fish International GmbH	Trading	Germany	Germany	Ordinary	100%
Liberator Germany Newco GmbH	Property	Germany	Germany	Ordinary	100%
Iglo Austria GmbH	Trading	Austria	Austria	Ordinary	100%
Findus Sverige AB	Trading	Sweden	Sweden	Ordinary	100%
Frionor Sverige AB	Holding	Sweden	Sweden	Ordinary	100%
Findus Holdings France SAS	Holding	France	France	Ordinary	100%
Findus France SAS	Trading	France	France	Ordinary	100%
Findus Espana SLU	Trading	Spain	Spain	Ordinary	100%
Findus Danmark A/S	Trading	Denmark	Denmark	Ordinary	100%
Findus Finland Oy	Trading	Finland	Finland	Ordinary	100%
Findus Norge AS	Trading	Norway	Norway	Ordinary	100%
Toppfrys AB	Trading	Sweden	Sweden	Ordinary	100%
Findus Switzerland AG	Trading	Switzerland	Switzerland	Ordinary	100%
LEDO plus d.o.o.	Trading	Croatia	Croatia	Ordinary	100%
INDUSTRIJA SMRZNUTE HRANE FRIKOM DOO BEOGRAD	Trading	Serbia	Serbia	Ordinary	100%
LEDO d.o.o. Čitluk	Trading	Bosnia & Herzegovina	Bosnia & Herzegovina	Ordinary	100%
IRIDA d.o.o.	Trading	Croatia	Croatia	Ordinary	100%

LEDO Jégkrém és Fagyasztott Élelmiszer Gyártó és Forgalmazó Korlátolt Felelősségű Társaság	Trading	Hungary	Hungary	Ordinary	100%
Ledo d.o.o. (LEDO, podjetje za trgovino s sladoledom, zmrznjeno hrano in storitve, d.o.o.)	Trading	Slovenia	Slovenia	Ordinary	100%
Ledo d.o.o. Podgorica (Društvo Za Proizvodnju, promet roba i usluga “Ledo” d.o.o. Podgorica)	Trading	Montenegro	Montenegro	Ordinary	100%
Ledo Sh.p.k.	Trading	Kosovo	Kosovo	Ordinary	100%
FRIKOM BEOGRAD DOOEL Cucer Sandevo	Trading	North Macedonia	North Macedonia	Ordinary	100%